Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	As of September 30, 2022		As of December 31, 2021
	Assets	Liabilities	Assets	Liabilities
ERJ	$205,358	$10,844,624	$220,000	$—
EAH	81,638,146	2,276,908	—	8,642,340
Atech	—	920,098	—	—
Other related parties	—	352,710	—	—

Total	$81,843,504	$14,394,340	$220,000	$8,642,340

	Operating results - Three Months ended September 30,		Operating results -Nine Months ended September 30,
	2022	2021	2022	2021
		(as restated)		(as restated)
ERJ	$10,655,936	$—	$25,238,351	$—
EAH	169,248	423,752	7,462,169	1,992,848
Atech	835,325	—	2,209,916	—
Other related parties	169,276	—	352,710	—

Total	$11,829,785	$423,752	$35,263,146	$1,992,848

Schedule of Corporate Costs From Transactions With Related Party

	Three Months ended September 30,		Nine Months ended September 30,
	2022	2021	2022	2021
SG&A	$265,747	$515,353	$988,198	$1,272,764
R&D	72,776	2,805,955	636,047	6,636,418

	$338,523	$3,321,308	$1,624,245	$7,909,182